Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense are as follows:

	Year ended December 31
	2021	2020	2019
Equity-settled expense
Simple warrants (A)	2,899	1,539	23,918
Performance warrants (A)	361	(42)	11,023
Stock options (B)	(14)	651	98
Restricted share units (C)	6,789	4,069	220
Shares issued for services	—	—	2,320
Cash-settled expense
Deferred share units (i) (D)	2,272	2,349	1,119
	12,307	8,566	38,698
(i)

Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each period end. Fluctuations in the fair value are recognized during the period in which they occur.

Black-Scholes Option Pricing Model to Estimate the Fair Value of Units Granted

In determining the amount of share-based compensation, the Company used the Black-Scholes option pricing model to estimate the fair value of units granted during the years ended December 31, 2021, December 31, 2020 and December 31, 2019 through the application of the following assumptions:

	December 31, 2021	December 31, 2020	December 31, 2019
Risk-free interest rate	0.45%	0.28% - 0.29%	1.41% - 1.88%
Expected life of units (years)	5	10	2 - 10
Expected annualized volatility	168%	143%	97% - 116%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each unit	$0.56	$1.13 - $1.17	$0.67 - $23.55

Summary of Changes in Simple and Performance Warrants

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2021:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2020	3,424,600	$4.41	1,672,000	$4.19
Forfeited	(668,800)	3.36	(204,800)	5.48
Exercised	(120,000)	0.94	(80,000)	1.09
Expired	(41,600)	3.45	—	0.00
Balance at December 31, 2021	2,594,200	$4.86	1,387,200	$4.18

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2020:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66
Forfeited	(6,390,400)	3.79	(4,126,822)	2.04
Balance at December 31, 2020	3,424,600	$4.41	1,672,000	$4.19

Summarizes Outstanding Simple and Performance Warrants

The following table summarizes outstanding simple and performance warrants as at December 31, 2021:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	889,400	0.72	2.21	889,400	0.72	2.21
$1.25 - $1.88	—	—	—	—	—	—
$2.97 - $4.53	351,200	3.09	3.09	303,200	3.06	3.02
$6.25 - $9.38	1,219,200	6.29	4.72	499,200	6.35	4.70
$12.50 - $37.50	134,400	23.91	5.52	40,000	19.61	4.05
	2,594,200	$4.86	3.68	1,731,800	$3.19	3.11
Performance warrants
$0.63 - $0.94	458,667	0.68	n/a	458,667	0.68	n/a
$1.25 - $1.88	189,333	1.51	n/a	181,333	1.50	n/a
$2.97 - $4.53	504,000	3.16	n/a	504,000	3.16	n/a
$6.25 - $9.38	144,533	7.23	n/a	38,400	6.25	n/a
$12.50 - $37.50	90,667	28.24	n/a	—	—	n/a
	1,387,200	$4.18	n/a	1,182,400	$2.04	n/a

Summary of Changes in Stock Options

The following table summarizes changes in stock options during the year ended December 31, 2021:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2020	720,600	$1.82
Forfeited	(275,000)	2.60
Expired	(1,000)	3.15
Balance at December 31, 2021	444,600	$1.33

No stock options were granted in 2021. The following table summarizes changes in stock options during the year ended December 31, 2020:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2019	623,850	$4.33
Granted	481,600	1.16
Forfeited	(384,850)	4.96
Balance at December 31, 2020	720,600	$1.82

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options as at December 31, 2021:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$1.15	325,000	8.41	108,332	8.41
$1.19	81,600	8.49	81,600	8.49
$3.15	38,000	6.35	20,500	6.06
	444,600	8.25	210,432	8.21

Summary of Changes in Restricted Share Units

The following table summarizes changes in RSUs during the year ended December 31, 2021:

RSUs outstanding
Balance at December 31, 2020	1,656,916
Granted	12,381,525
Forfeited	(1,582,628)
Exercised	(4,919,883)
Balance at December 31, 2021	7,535,930

The following table summarizes changes in RSUs during the year ended December 31, 2020:

RSUs outstanding
Balance at December 31, 2019	48,883
Granted	3,002,213
Forfeited	(43,813)
Exercised	(1,350,367)
Balance at December 31, 2020	1,656,916

Summary of Changes in Deferred Share Units

The following table summarizes changes in DSUs during the year ended December 31, 2021:

DSUs outstanding
Balance at December 31, 2020	3,323,263
Granted	2,489,173
Exercised	(300,000)
Balance at December 31, 2021	5,512,436

The following table summarizes changes in DSUs during the year ended December 31, 2020:

DSUs outstanding
Balance at December 31, 2019	367,924
Granted	3,265,503
Forfeited	(310,164)
Balance at December 31, 2020	3,323,263